UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

  2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Elizabeth Watson, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of investments.

RMR Real Estate Fund

Portfolio of Investments – September 30, 2007 (unaudited)

Company	Shares	Value
Common Stocks – 99.3%
Real Estate Investment Trusts – 95.4%
Apartments – 8.9%
Archstone-Smith Trust	600	$36,084
Associated Estates Realty Corp.	105,400	1,374,416
AvalonBay Communities, Inc.	7,000	826,420
BRE Properties, Inc.	10,000	559,300
Equity Residential	49,000	2,075,640
Essex Property Trust, Inc.	2,000	235,140
Home Properties, Inc.	88,800	4,633,584
Mid-America Apartment Communities, Inc.	5,000	249,250
		9,989,834
Diversified – 23.2%
CapLease, Inc.	56,000	574,000
Colonial Properties Trust	88,700	3,042,410
Cousins Properties, Inc.	10,100	296,536
Duke Realty Corp.	70,000	2,366,700
Franklin Street Properties Corp.	3,000	51,750
iStar Financial, Inc.	6,000	203,940
Lexington Corporate Properties Trust	383,800	7,679,838
Liberty Property Trust	29,000	1,166,090
Mission West Properties, Inc.	5,000	60,750
National Retail Properties, Inc.	352,700	8,598,826
Vornado Realty Trust	19,000	2,077,650
Washington Real Estate Investment Trust	300	9,954
		26,128,444
Health Care – 17.6%
Cogdell Spencer, Inc.	16,500	305,250
HCP, Inc.	39,080	1,296,284
Health Care REIT, Inc.	162,600	7,193,424
Medical Properties Trust, Inc.	94,520	1,259,006
Nationwide Health Properties, Inc.	257,600	7,761,488
OMEGA Healthcare Investors, Inc.	96,000	1,490,880
Universal Health Realty Income Trust	13,000	461,890
		19,768,222
Hospitality – 6.6%
Ashford Hospitality Trust, Inc.	185,500	1,864,275
Entertainment Properties Trust	22,000	1,117,600
Equity Inns, Inc.	11,000	248,380
FelCor Lodging Trust, Inc.	17,000	338,810
Hersha Hospitality Trust	129,300	1,280,070
LaSalle Hotel Properties	17,200	723,776
Sunstone Hotel Investors, Inc.	25,000	641,000
Supertel Hospitality, Inc.	161,000	1,213,940
		7,427,851
Industrial – 9.9%
AMB Property Corp.	4,000	239,240
DCT Industrial Trust, Inc.	64,500	675,315
EastGroup Properties, Inc.	14,000	633,640
First Industrial Realty Trust, Inc.	211,240	8,210,899
ProLogis	21,000	1,393,350
		11,152,444

Manufactured Homes – 2.0%
Sun Communities, Inc.	75,900	2,283,072

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate Investment Trusts – continued
Mortgage – 5.4%
Abingdon Investment, Ltd. (a)	550,000	$4,856,500
Alesco Financial, Inc.	248,600	1,223,112
Anthracite Capital, Inc.	2,000	18,200
		6,097,812
Office – 10.8%
American Financial Realty Trust	309,100	2,488,255
Brandywine Realty Trust	102,400	2,591,744
Corporate Office Properties Trust	15,500	645,265
Douglas Emmett, Inc.	12,500	309,125
Highwoods Properties, Inc.	55,000	2,016,850
Mack-Cali Realty Corp.	11,000	452,100
Maguire Properties, Inc.	48,000	1,239,840
Parkway Properties, Inc.	55,000	2,427,700
		12,170,879
Retail – 7.2%
Cedar Shopping Centers, Inc.	75,000	1,021,500
Equity One, Inc.	10,000	272,000
Feldman Mall Properties, Inc.	3,000	22,680
Glimcher Realty Trust	109,400	2,570,900
Kimco Realty Corp.	5,000	226,050
Pennsylvania Real Estate Investment Trust	12,000	467,280
Ramco-Gershenson Properties Trust	3,000	93,720
Realty Income Corp.	54,600	1,526,070
Simon Property Group, Inc.	15,000	1,500,000
Tanger Factory Outlet Centers, Inc.	5,000	202,950
Urstadt Biddle Properties, Inc.	8,900	137,683
		8,040,833
Specialty – 0.8%
Getty Realty Corp.	32,600	886,720

Storage – 3.0%
Public Storage, Inc.	3,000	235,950
Sovran Self Storage, Inc.	50,000	2,292,000
U-Store-It Trust	65,000	858,000
		3,385,950
Total Real Estate Investment Trusts (Cost $100,937,755)		107,332,061

Other – 3.9%
American Capital Strategies, Ltd.	23,500	1,004,155
Brookfield Properties Corp.	10,000	249,000
Iowa Telecommunication Services, Inc.	50,500	1,002,425
MCG Capital Corp.	41,000	589,990
Seaspan Corp.	48,200	1,585,780
Total Other (Cost $3,517,018)		4,431,350
Total Common Stocks (Cost $104,454,773)		111,763,411

Preferred Stocks – 35.1%
Real Estate Investment Trusts – 29.5%
Apartments – 2.1%
Apartment Investment & Management Co., Series G	32,800	828,200
Apartment Investment & Management Co., Series T	60,000	1,485,000
		2,313,200
Diversified – 1.3%
Colonial Properties Trust, Series D	60,000	1,523,400

Health Care – 7.5%
Health Care REIT, Inc., Series G	20,000	630,000
LTC Properties, Inc., Series F	160,000	3,881,600
OMEGA Healthcare Investors Inc., Series D	160,000	3,961,600
		8,473,200

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
Hospitality – 13.5%
Ashford Hospitality Trust, Series A	107,900	$2,549,137
Ashford Hospitality Trust, Series D	100,000	2,330,000
Eagle Hospitality Properties Trust, Inc., Series A	28,000	504,000
Entertainment Properties Trust, Series D	61,800	1,393,590
FelCor Lodging Trust, Inc., Series A (b)	83,000	1,947,180
FelCor Lodging Trust, Inc., Series C	49,200	1,168,500
Innkeepers USA Trust, Series C	120,000	1,920,000
Strategic Hotels & Resorts, Inc., Series A	10,000	241,000
Strategic Hotels & Resorts, Inc., Series B	64,500	1,545,420
Sunstone Hotel Investors, Inc., Series A	68,800	1,627,120
		15,225,947
Industrial – 0.4%
First Industrial Realty Trust, Series J	20,000	477,400

Office – 1.2%
Corporate Office Properties Trust, Series H	2,000	47,000
Corporate Office Properties Trust, Series J	22,000	532,400
Kilroy Realty Corp., Series E	500	12,348
Kilroy Realty Corp., Series F	30,000	715,800
		1,307,548
Retail – 3.5%
Cedar Shopping Centers, Inc., Series A	88,600	2,238,036
Glimcher Realty Trust, Series F	20,000	485,400
Glimcher Realty Trust, Series G	50,000	1,176,000
		3,899,436
Total Real Estate Investment Trusts (Cost $35,098,361)		33,220,131
Other – 5.6%
Hilltop Holdings, Inc., Series A	280,000	6,375,600
Total Other (Cost $6,016,675)		6,375,600
Total Preferred Stocks (Cost $41,115,036)		39,595,731

Other Investment Companies – 5.6%
Alpine Total Dynamic Dividend Fund	96,200	1,890,330
Cohen & Steers Premium Income Realty Fund, Inc.	11,950	253,340
Cohen & Steers REIT and Preferred Income Fund, Inc.	28,426	712,924
Eaton Vance Enhanced Equity Income Fund II	19,800	379,368
LMP Real Estate Income Fund, Inc.	41,860	826,316
Neuberger Berman Real Estate Securities Income Fund, Inc.	50,950	785,140
Neuberger Berman Realty Income Fund, Inc.	42,400	883,192
The Zweig Total Return Fund, Inc.	118,800	578,556
Total Other Investment Companies (Cost $6,273,997)		6,309,166

Short-Term Investments – 3.8%
Other Investment Companies – 3.8%
Dreyfus Cash Management, Institutional Shares, 5.18% (c) (Cost $4,232,000)	4,232,000	4,232,000
Total Investments – 143.8% (Cost $156,075,806) (d)		161,900,308

Other assets less liabilities – 0.6%		628,324

Preferred Shares, at liquidation preference – (44.4)%		(50,000,000)

Net Assets applicable to common shareholders – 100%		$112,528,632

See notes to portfolio of investments.

Notes to Portfolio of Investments

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (4.3% of net assets).
(b)	Convertible into common stock.
(c)	Rate reflects 7 day yield as of September 30, 2007.
(d)

Although subject to adjustments to the extent 2007 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2007, are as follows:

Cost	$156,075,806

Gross unrealized appreciation	$13,507,593
Gross unrealized depreciation	(7,683,091)
Net unrealized appreciation	$5,824,502

Reference should be made to the Fund’s financial statements for the year ended December 31, 2006, and six months ended June 30, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	November 9, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 9, 2007